Fair Value Measurements	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Fair Value Measurements

23. Fair Value Measurements

When determining fair value, the Company considers the principal or most advantageous market in which it would transact and the assumptions that market participants would use when pricing the asset or liability. The Company measures certain financial assets at fair value on a recurring basis. During 2018, no change was made to the method of determining fair value.

For financial instruments recognized at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by reassessing categorizations at the end of each reporting period. During 2018, no transfers were made between levels 1 and 2 of the fair value measurements.

The following table summarizes the Company’s fair value hierarchy (note 4h) for those assets and liabilities measured and adjusted to fair value on a recurring basis at December 31, 2018:

		Carrying Amount	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	Note	$	$	$	$

Investments held for self-insured liabilities	14	144.2	-	144.2	-

Investments held for self-insured liabilities consist of government and corporate bonds, and equity securities. Fair value of equities is determined using the reported net asset value per share of the investment funds. The funds derive their value from the observable quoted prices of the equities owned that are traded in an active market. Fair value of bonds is determined using observable prices of debt with characteristics and maturities that are similar to the bonds being valued.

The following table summarizes the Company’s fair value hierarchy for those liabilities that were not measured at fair value but are required to be disclosed at fair value on a recurring basis as at December 31, 2018:

		Fair Value Amount of Liability	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	Note	$	$	$	$

Notes payable	16	76.9	-	76.9	-

The fair value of notes payable is determined by calculating the present value of future payments using observable benchmark interest rates and credit spreads for debt with similar characteristics and maturities.